Supplement to the John Hancock Retirement Funds
Class R Shares Prospectus dated March 1, 2006

John Hancock Classic Value Fund

For Classic Value Fund, the "Your Expenses" section on page seven has been deleted and replaced with the following:

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[GRAPHIC OMITTED: CALCULATOR]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

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Annual operating expenses
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Management fee                                                          0.84%
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Distribution and service (12b-1) fees                                   0.50%
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Service plan fee                                                        0.16%
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Other expenses                                                          0.19%
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Total fund operating expenses                                           1.69%
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Contractual expense reimbursement (at least until 4-30-07)              0.04%
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Net annual operating expenses                                           1.65%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                    Year 1        Year 3        Year 5        Year 10
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Class R                       $168          $529          $914         $1,994


May 1, 2006
MFRPS3 5/06